UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-10387

Investment Company Act File Number

Tax-Managed Value Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed Value Portfolio

July 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.5%

Security	Shares	Value
Aerospace & Defense — 3.5%
Hexcel Corp.	124,945	$8,622,455
Textron, Inc.	39,430	2,691,886
United Technologies Corp.	113,000	15,338,620

		$26,652,961

Air Freight & Logistics — 1.6%
C.H. Robinson Worldwide, Inc.	134,430	$12,398,479

		$12,398,479

Banks — 15.7%
Bank of America Corp.	88,914	$2,745,665
Citigroup, Inc.	81,079	5,828,769
JPMorgan Chase & Co.	354,295	40,726,210
KeyCorp	689,553	14,390,971
PNC Financial Services Group, Inc. (The)	142,029	20,570,060
U.S. Bancorp	237,562	12,593,162
Wells Fargo & Co.	386,390	22,136,283

		$118,991,120

Capital Markets — 5.2%
Ameriprise Financial, Inc.	35,881	$5,226,785
Charles Schwab Corp. (The)	332,667	16,985,977
Credit Suisse Group AG ADR	732,740	11,767,805
Goldman Sachs Group, Inc. (The)	22,682	5,385,387

		$39,365,954

Construction & Engineering — 0.2%
Fluor Corp.	32,003	$1,640,154

		$1,640,154

Consumer Finance — 1.3%
American Express Co.	59,190	$5,890,589
Discover Financial Services	53,429	3,815,365

		$9,705,954

Containers & Packaging — 0.9%
Ball Corp.	46,376	$1,807,273
International Paper Co.	94,211	5,061,957

		$6,869,230

Diversified Telecommunication Services — 3.4%
Verizon Communications, Inc.	502,206	$25,933,918

		$25,933,918

Electric Utilities — 3.4%
NextEra Energy, Inc.	151,637	$25,405,263

		$25,405,263

Security	Shares	Value
Electrical Equipment — 0.8%
Rockwell Automation, Inc.	33,916	$6,361,285

		$6,361,285

Electronic Equipment, Instruments & Components — 0.8%
FLIR Systems, Inc.	103,993	$6,093,990

		$6,093,990

Equity Real Estate Investment Trusts (REITs) — 4.2%
AvalonBay Communities, Inc.	47,915	$8,473,768
Boston Properties, Inc.	59,105	7,419,450
Invitation Homes, Inc.	267,865	6,190,360
Simon Property Group, Inc.	54,180	9,547,058

		$31,630,636

Food Products — 3.4%
McCormick & Co., Inc.(1)	105,291	$12,375,904
Mondelez International, Inc., Class A	54,258	2,353,712
Nestle SA	138,900	11,319,426

		$26,049,042

Health Care Equipment & Supplies — 2.3%
Boston Scientific Corp.(2)	239,134	$8,037,294
Stryker Corp.	58,093	9,483,682

		$17,520,976

Health Care Providers & Services — 1.9%
UnitedHealth Group, Inc.	57,719	$14,615,605

		$14,615,605

Hotels, Restaurants & Leisure — 0.8%
Starbucks Corp.	108,978	$5,709,357

		$5,709,357

Industrial Conglomerates — 1.8%
Honeywell International, Inc.	83,731	$13,367,654

		$13,367,654

Insurance — 3.3%
Alleghany Corp.	10,617	$6,680,960
American Financial Group, Inc.	16,074	1,811,379
Prudential Financial, Inc.	83,332	8,409,032
Travelers Cos., Inc. (The)	64,030	8,332,864

		$25,234,235

Internet Software & Services — 3.6%
Alphabet, Inc., Class A(2)	9,850	$12,088,117
Alphabet, Inc., Class C(2)	8,199	9,980,315
eBay, Inc.(2)	144,926	4,847,774

		$26,916,206

IT Services — 0.8%
Visa, Inc., Class A(1)	44,697	$6,111,868

		$6,111,868

Life Sciences Tools & Services — 2.8%
Thermo Fisher Scientific, Inc.	90,574	$21,242,320

		$21,242,320

Security	Shares	Value
Machinery — 0.8%
Caterpillar, Inc.	40,388	$5,807,794

		$5,807,794

Media — 0.2%
Walt Disney Co. (The)	15,247	$1,731,449

		$1,731,449

Multi-Utilities — 2.5%
Sempra Energy	162,537	$18,787,652

		$18,787,652

Oil, Gas & Consumable Fuels — 12.2%
Chevron Corp.	182,680	$23,067,004
ConocoPhillips	217,851	15,722,307
EOG Resources, Inc.	125,646	16,200,795
Exxon Mobil Corp.	249,154	20,308,542
Occidental Petroleum Corp.	47,024	3,946,724
Phillips 66	109,182	13,466,508

		$92,711,880

Personal Products — 1.7%
Estee Lauder Cos., Inc. (The), Class A	94,712	$12,780,437

		$12,780,437

Pharmaceuticals — 6.9%
Eli Lilly & Co.	128,396	$12,686,809
Johnson & Johnson	151,536	20,081,551
Merck & Co., Inc.	167,049	11,003,518
Zoetis, Inc.	101,295	8,759,991

		$52,531,869

Road & Rail — 1.1%
Union Pacific Corp.	53,476	$8,015,518

		$8,015,518

Semiconductors & Semiconductor Equipment — 3.1%
Intel Corp.	258,430	$12,430,483
QUALCOMM, Inc.	169,860	10,886,327

		$23,316,810

Software — 0.8%
Microsoft Corp.	32,330	$3,429,567
Oracle Corp.	62,474	2,978,760

		$6,408,327

Specialty Retail — 2.9%
Home Depot, Inc. (The)	81,060	$16,010,971
Tiffany & Co.	43,668	6,006,970

		$22,017,941

Technology Hardware, Storage & Peripherals — 2.3%
Apple, Inc.	90,487	$17,218,771

		$17,218,771

Textiles, Apparel & Luxury Goods — 1.9%
Lululemon Athletica, Inc.(2)	62,562	$7,504,312
NIKE, Inc., Class B	64,497	4,960,464
Tapestry, Inc.	40,390	1,903,177

		$14,367,953

Security	Shares	Value
Tobacco — 1.4%
Altria Group, Inc.	173,789	$10,197,939

		$10,197,939

Total Common Stocks (identified cost $366,479,385)		$753,710,547

Short-Term Investments — 0.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.16%(3)	2,715,953	$2,715,953

Total Short-Term Investments (identified cost $2,715,953)		$2,715,953

Total Investments — 99.8% (identified cost $369,195,338)		$756,426,500

Other Assets, Less Liabilities — 0.2%		$1,265,435

Net Assets — 100.0%		$757,691,935

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

All or a portion of this security was on loan at July 31, 2018. The aggregate market value of securities on loan at July 31, 2018 was $18,301,512 and the total market value of the collateral received by the Portfolio was $18,590,802, comprised of U.S. Government and/or agencies securities.

(2)	Non-income producing security.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2018 was $22,989.

Abbreviations:

ADR	-	American Depositary Receipt

The Portfolio did not have any open derivative instruments at July 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$43,826,700	$—		$—	$43,826,700
Consumer Staples	37,707,992	11,319,426		—	49,027,418
Energy	92,711,880	—		—	92,711,880
Financials	193,297,263	—		—	193,297,263
Health Care	105,910,770	—		—	105,910,770
Industrials	74,243,845	—		—	74,243,845
Information Technology	86,065,972	—		—	86,065,972
Materials	6,869,230	—		—	6,869,230
Real Estate	31,630,636	—		—	31,630,636
Telecommunication Services	25,933,918	—		—	25,933,918
Utilities	44,192,915	—		—	44,192,915
Total Common Stocks	$742,391,121	$11,319,426	*	$—	$753,710,547
Short-Term Investments	$—	$2,715,953		$—	$2,715,953
Total Investments	$742,391,121	$14,035,379		$—	$756,426,500

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

At July 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Value Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	September 24, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 24, 2018